IFRS 7 Disclosure	6 Months Ended
Apr. 30, 2026
IFRS 7 Disclosure [Abstract]
IFRS 7 Disclosure
MARKET RISK

Market risk capital is calculated using the Standardized

Approach under Basel III. The Bank

continues to use Value-at-Risk (VaR) as an internal management metric to monitor and control market risk.
Calculating VaR
The Bank computes total VaR on a daily basis by combining the General

Market Risk (GMR) and Idiosyncratic Debt

Specific Risk (IDSR) associated with the
Bank’s trading positions.
GMR is determined by creating a distribution

of potential changes in the market value of

the current portfolio using historical simulation.

The Bank values the
current portfolio using the market price and rate

changes of the most recent
259

trading days for equity, interest rate, foreign exchange, credit, and commodity
products. GMR is computed as the threshold

level that portfolio losses are not expected

to exceed more than
one

out of every
100

trading days. A
one-day

holding
period is used for GMR calculation.
IDSR measures idiosyncratic (single-name) credit

spread risk for credit exposures in the trading

portfolio using Monte Carlo simulation.

The IDSR model is
based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is

computed as the threshold level that portfolio

losses are not
expected to exceed more than one

out of every
100

trading days. IDSR is measured for a
ten-day

holding period.
The following graph discloses daily one-day

VaR usage and trading net revenue, reported on a TEB,

within Wholesale Banking. Trading net revenue includes
trading income and net interest income related

to positions within the Bank’s market risk capital

trading books. For the second quarter ending

April 30, 2026,
there were 9 days

of trading losses and trading net revenue

was positive for
86
% of the trading days, reflecting normal

trading activity. Losses in the quarter did
not exceed VaR on any trading day.
VaR is a valuable risk measure but it should be used in the

context of its limitations, for example:
●

VaR uses historical data to estimate future events, which limits its forecasting abilities;
●

It does not provide information on losses beyond

the selected confidence level; and
●

It assumes that all positions can be liquidated

during the holding period used for VaR calculation.
The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market

conventions, industry best practices, and
regulatory requirements.
To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management purposes.

This includes stress testing as well as
sensitivities to various market risk factors.
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 29: PORTFOLIO MARKET

RISK MEASURES
(millions of Canadian dollars) For the three months ended For the six months ended
April 30 January
31
April 30 April 30 April 30
2026 2026 2025 2026 2025
As at Average High Low Average Average Average Average
Interest rate risk $ 11.7 $ 15.3 $ 23.5 $ 9.8 $ 12.6 $ 12.8 $ 14.0 $ 12.6
Credit spread risk 18.0 19.6 26.0 13.5 14.8 20.1 17.2 19.9
Equity risk 27.9 17.6 36.9 7.3 16.1 9.6 16.8 8.9
Foreign exchange risk 2.1 4.1 8.2 1.3 5.1 3.8 4.6 3.9
Commodity risk 25.1 35.5 49.6 25.1 37.1 23.1 36.3 14.5
Idiosyncratic debt specific risk 16.2 17.1 20.0 14.3 15.3 23.4 16.2 21.5
Diversification effect 1 (65.0) (69.1)

n/m
2

n/m

(58.8) (56.9) (64.0) (49.2)
Total Value

-at-Risk (one-day)
$ 36.0 $ 40.1 $ 54.1 $ 32.0 $ 42.2 $ 35.9 $ 41.1 $ 32.1
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Validation of VaR Model

The Bank uses a back-testing process

to compare actual profits and losses to VaR to review their consistency with the statistical results of the VaR model.
Non-Trading Interest Rate Risk

The Bank’s non-trading interest rate risk arises

mainly from traditional personal and commercial

banking activity and is generally the result

of mismatches between
the maturities and repricing dates of the Bank’s

assets and liabilities.
The primary measures for managing and

controlling this risk are Economic Value of Shareholders’ Equity

(EVE) Sensitivity and Net Interest Income Sensitivity
(NIIS).
The EVE Sensitivity measures the change in

the net present value of the Bank’s banking

book assets, liabilities, and certain off-balance

sheet items given a
specific interest rate shock. It reflects a measurement

of the potential present value impact on

shareholders’ equity without an assumed

term profile for the
management of the Bank’s own equity and excludes

product margins.

The NIIS measures the NII change over

a twelve-month horizon for a specified

change in interest rates for banking book

assets, liabilities, and certain off-
balance sheet items assuming a constant balance

sheet over the period.

The Bank’s Market Risk policy sets overall limits

on the non-trading interest rate risk measures.

These limits are periodically reviewed

and approved by the Risk
Committee. In addition to the Board policy limits,

book-level risk limits are set for the

Bank’s management of non-trading interest rate

risk by Risk Management.
Exposures against these limits are routinely

monitored and reported, and breaches of the

Board limits, if any, are escalated to both the Asset Liability and

Capital
Committee (ALCO) and the Risk Committee.
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 30: NON-TRADING INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
April 30, 2026 January 31, 2026 April 30, 2025
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity 3 Sensitivity 1,3 Sensitivity 3 Sensitivity 1,3
Canadian U.S. Total Canadian U.S. Total Total Total Total Total
dollar 2 dollar dollar 2 dollar
Before-tax impact of

100 bps increase in rates
$ (1,191) $ (2,492) $ (3,683) $ 354 $ 57 $ 411 $ (2,521) $ 745 $ (2,612) $ 679

100 bps decrease in rates
1,144 2,263 3,407 (390) (71) (461) 2,179 (815) 2,116 (769)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
2

Includes other currency exposures.
3

Effective the second quarter ended April 30, 2026, includes exposures from Wholesale Banking. Prior periods do not include Wholesale Banking
As at April 30, 2026, an immediate and sustained

100 bps increase in interest rates

would have a negative impact to the Bank’s EVE

of $
3,683

million, an increase
of $ 1,162

million from last quarter, and a positive impact to the Bank’s NII of $
411

million, a decrease of $
334

million from last quarter. An immediate and
sustained 100 bps decrease in interest rates

would have a positive impact to the Bank’s EVE

of $
3,407

million, an increase of $
1,228

million from last quarter, and
a negative impact to the Bank’s NII of $ 461

million, a decrease of $
354

million from last quarter. The quarter over quarter increase in EVE sensitivity is largely
attributed to Treasury activity primarily in support of lower

US dollar NII sensitivity.
Liquidity Risk
The risk of having insufficient cash or collateral

to meet financial obligations and an inability

to, in a timely manner, raise funding or monetize assets at

a non-
distressed price. Financial obligations can arise

from deposit withdrawals, debt maturities,

commitments to provide credit or liquidity

support or the need to pledge
additional collateral.
TD’S LIQUIDITY RISK APPETITE
TD follows a disciplined liquidity management

program,

which is subject to risk governance and oversight,

and is designed to maintain sufficient liquidity

to permit
the Bank to operate through a significant

liquidity event without relying on extraordinary

central bank assistance. The Bank

maintains access to a stable and
diversified funding base and aligns

its funding profile with that of the assets and

contingent obligations it supports.
WHO MANAGES LIQUIDITY RISK
The Risk Committee, the ALCO and

the Treasurer are accountable for the identification,

assessment, control, monitoring and oversight

of liquidity risk.
●

The Risk Committee regularly reviews the

Bank’s liquidity position and approves the Bank’s

Liquidity Risk Management Framework

biennially and related
policies annually.
●

The Bank’s ALCO is responsible for establishing

effective management structures and practices

to ensure appropriate measurement, management,

and
governance of liquidity risk.

●

The Global Liquidity & Funding (GLF)

Committee, a subcommittee of the ALCO

comprised of senior management from

Treasury, Wholesale Banking and Risk
Management, identifies and monitors the Bank’s liquidity

risks.

In addition to our committee oversight framework,

liquidity risk management activities

are subject to the three lines of defence governance

model. Treasury, the
first line of defence for the management of liquidity

risk, is subject to independent second line

challenge and oversight by Risk Management.

TD’s Internal Audit is
the third line of defence. The three lines of

defence are independent of the business

whose activities generate liquidity risks.
The Bank’s liquidity risk appetite and liquidity risk

management approach have not changed substantially

from that described in the Bank’s 2025 MD&A.

For a
complete discussion of liquidity risk,

refer to the “Liquidity Risk” section in the

Bank’s 2025 MD&A.
Liquid assets
The Bank’s unencumbered liquid assets could be

used to help address potential funding needs

arising from stress events. Liquid asset

eligibility considers
estimated stressed market values and

trading market depth, as well as operational,

legal, or other impediments to sale, rehypothecation

or pledging.
Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s insurance
businesses as these are used to support insurance-specific

liabilities and capital requirements.
TABLE 31: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted) As at
Securities
received as
collateral from
securities
financing and
Bank-owned derivative Total Encumbered Unencumbered
liquid assets transactions liquid assets liquid assets liquid assets 1
April 30, 2026
Cash and central bank reserves $ 18,895 $ – $ 18,895 $ 2,051 $ 16,844
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2 111,472 107,727 219,199 106,362 112,837
Equities 19,172 8,035 27,207 21,076 6,131
Other debt securities 7,807 21,301 29,108 11,846 17,262
Other securities – – – – –
Total Canadian dollar-denominated 157,346 137,063 294,409 141,335 153,074
Cash and central bank reserves 87,832 – 87,832 – 87,832
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 217,540 156,479 374,019 178,673 195,346
Equities 67,214 70,625 137,839 77,536 60,303
Other debt securities 82,738 42,285 125,023 35,873 89,150
Other securities 26,694 2,907 29,601 8,866 20,735
Total non-Canadian dollar-denominated 482,018 272,296 754,314 300,948 453,366
Total 3 $ 639,364 $ 409,359 $ 1,048,723 $ 442,283 $ 606,440
October 31, 2025
Total Canadian dollar

-denominated
$
155,500
$
128,048 $ 283,548 $ 124,734 $ 158,814
Total non-Canadian

dollar-denominated
479,607 223,847 703,454 279,201 424,253
Total $
635,107
$
351,895 $ 987,002 $ 403,935 $ 583,067
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).
3

Effective April 30, 2026, collateral received from margin loans and collateral delivered to facilitate client shorts has been included
.
Unencumbered liquid assets held in The

Toronto-Dominion Bank, its domestic and foreign subsidiaries, and branches are summarized in the following

table.
TABLE 32: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

April 30 October 31
2026 2025
The Toronto-Dominion Bank (Parent) $ 231,554 $ 257,722
Bank subsidiaries 340,442 306,961
Foreign branches 34,444 18,384
Total $ 606,440 $ 583,067
FUNDING
The Bank has access to a variety of unsecured

and secured funding sources. The Bank’s

funding activities are conducted in accordance

with liquidity risk
management policies that require assets be

funded to the appropriate term and to a prudent

diversification profile.
The Bank’s primary approach to funding is

to maximize the use of deposits raised through

its personal,

wealth and business banking channels.

The deposits
raised from these sources were approximately 62% (October 31, 2025 – 64
%) of the Bank’s total funding. Non-personal

deposit funding as reflected below does
not include the Bank’s Wholesale Banking deposits

(including Corporate & Investment Banking).
TABLE 40: SUMMARY OF DEPOSIT FUNDING
(millions of Canadian dollars)
As at

April 30 October 31
2026 2025
Personal $ 641,827 $ 650,396
Non-personal 305,886 316,319
Total $ 947,713 $ 966,715
WHOLESALE FUNDING
The Bank maintains various registered external

wholesale term (greater than 1 year) funding

programs to provide access to diversified

funding sources, including
asset securitization, covered bonds, and

unsecured wholesale debt. The Bank raises

term funding through Senior Notes, NHA

MBS, notes backed by credit card
receivables (Evergreen Credit Card Trust) and home equity

lines of credit (Genesis Trust II). The Bank’s wholesale

funding is diversified by geography, currency,
and funding types. The Bank raises short-term

(1 year or less) funding using certificates

of deposit and commercial paper.
The Bank maintains depositor concentration

limits in respect of short-term wholesale

deposits so that it is not overly reliant

on individual depositors for funding.
The Bank further limits short-term wholesale

funding maturity concentration in an effort to

mitigate refinancing risk during a stress event.